Intangibles and Goodwill (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Mar. 31, 2020
Schedule of Intangible Assets, Net

Intangible assets, net consists of the following:

	As of
	December 31, 2020	March 31, 2020
Management contracts	$41,058	$41,058
Less: Accumulated amortization	(34,732)	(32,228)

Intangible assets, net	$6,326	$8,830

Schedule of Future Amortization of Finite-lived Intangible Assets

At December 31, 2020, the expected future amortization of finite-lived intangible assets is as follows:

Remainder of FY2021	$835
FY2022	2,481
FY2023	1,768
FY2024	932
FY2025	242
Thereafter	68

Total	$6,326

StepStone Group LP
Schedule of Intangible Assets, Net

Intangible assets, net consists of the following:

	As of March 31,
	2020	2019
Management contracts	$41,058	$41,058
Less: Accumulated amortization	(32,228)	(27,201)

Intangible assets, net	$8,830	$13,857

Schedule of Future Amortization of Finite-lived Intangible Assets	The expected future amortization of finite-lived intangible assets is as follows:

Fiscal year ending March 31,
2021	$3,339
2022	2,481
2023	1,768
2024	932
2025	242
Thereafter	68

Total	$8,830